Investments in Associates and Joint Ventures_Summarized Financial Information On Major Associates And Joint Ventures Adjustments To Carrying Amount Of Investment In Associates And Dividends Received(Details)
$ in Thousands, ₩ in Millions
		12 Months Ended
		Dec. 31, 2018 KRW (₩)		Dec. 31, 2017 KRW (₩)	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2016 KRW (₩)
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Share of net asset amount		₩ 486,630		₩ 329,875
Consolidated carrying amount		504,932	[1]	335,070	$ 453,729		₩ 1,770,673
Dividends		19,301		37,927
KB Pre IPO Secondary Venture Fund 1st
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		10,864		10,908
Total liabilities		9		30
Share capital		10,120		11,000
Equity		10,855		10,878
Share of net asset amount		1,649		1,601
Unrealized gains (losses)		0		0
Consolidated carrying amount		1,649		1,601			0
Operating income		2,140		394
Profit (loss)		1,404		(60)
Other comprehensive income		0		(62)
Total comprehensive income		1,404		(122)
Dividends		₩ 0		₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate	[2]	The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
KB GwS Private Securities Investment Trust
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		₩ 516,115		₩ 505,115
Total liabilities		741		741
Share capital		425,814		425,814
Equity		515,374		504,374
Share of net asset amount		136,208		134,891
Unrealized gains (losses)		(1,846)		(3,471)
Consolidated carrying amount		134,362		131,420			129,678
Operating income		42,502		35,002
Profit (loss)		41,524		34,004
Other comprehensive income		0		0
Total comprehensive income		41,524		34,004
Dividends		₩ 8,160		₩ 7,350
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate	[2]	The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
KB Star Office Private Real Estate Investment Trust No.1
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		₩ 218,025		₩ 216,041
Total liabilities		121,828		120,462
Share capital		95,000		95,000
Equity		96,197		95,579
Share of net asset amount		20,252		20,122
Unrealized gains (losses)		(413)		(413)
Consolidated carrying amount		19,839		19,709			19,807
Operating income		14,092		13,071
Profit (loss)		6,135		5,684
Other comprehensive income		0		0
Total comprehensive income		6,135		5,684
Dividends		₩ 1,162		₩ 1,295
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate	[2]	The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
PT Bank Bukopin TBK
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		₩ 7,195,249
Total liabilities		6,711,233
Share capital		106,536
Equity		484,016
Share of net asset amount		106,484
Unrealized gains (losses)		7,448
Consolidated carrying amount		113,932
Operating income		148,793
Profit (loss)		(8,843)
Other comprehensive income		(2,325)
Total comprehensive income		(11,168)
Dividends		₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate	[2]	The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
Amount of goodwill of associate	[3]	₩ 4,101
Sun Surgery Center Inc.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		10,468		₩ 9,579
Total liabilities		610		0
Share capital		9,428		43
Equity		9,858		9,579
Share of net asset amount		2,760		2,682
Unrealized gains (losses)		(45)		0
Consolidated carrying amount		2,715		2,682			0
Operating income		873		0
Profit (loss)		71		0
Other comprehensive income		342		0
Total comprehensive income		413		0
Dividends		₩ 0		₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate	[2]	The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
RAND Bio Science Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		₩ 2,913		₩ 1,876
Total liabilities		2,070		7
Share capital		913		71
Equity		843		1,869
Share of net asset amount		185		2,000
Unrealized gains (losses)		658		0
Consolidated carrying amount		843		2,000			2,000
Operating income		0		0
Profit (loss)		(2,076)		(607)
Other comprehensive income		0		0
Total comprehensive income		(2,076)		(607)
Dividends		₩ 0		₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate	[2]	The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
Balhae Infrastructure Company
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		₩ 859,040		₩ 836,309
Total liabilities		1,843		1,800
Share capital		829,995		807,567
Equity		857,197		834,509
Share of net asset amount		108,050		105,190
Unrealized gains (losses)		0		0
Consolidated carrying amount		108,050		105,190			133,200
Operating income		61,525		113,441
Profit (loss)		54,241		104,942
Other comprehensive income		0		0
Total comprehensive income		54,241		104,942
Dividends		₩ 6,804		₩ 12,842
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate	[2]	The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
Bungaejangter Inc.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets				₩ 5,592
Total liabilities				3,450
Share capital				43
Equity				2,142
Share of net asset amount				3,484
Unrealized gains (losses)				0
Consolidated carrying amount		₩ 0		3,484			0
Operating income				406
Profit (loss)				48
Other comprehensive income				0
Total comprehensive income				48
Dividends		0		₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate	[2]			The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
Aju Good Technology Venture Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		47,216		₩ 20,676
Total liabilities		66		250
Share capital		46,900		21,400
Equity		47,150		20,426
Share of net asset amount		18,134		7,856
Unrealized gains (losses)		0		374
Consolidated carrying amount		18,134		8,230			1,998
Operating income		2,491		660
Profit (loss)		1,356		(841)
Other comprehensive income		0		0
Total comprehensive income		1,356		(841)
Dividends		₩ 0		₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate	[2]	The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
Acts Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		₩ 6,666		₩ 6,741
Total liabilities		6,823		6,894
Share capital		117		117
Equity		(157)		(153)
Share of net asset amount		(14)		500
Unrealized gains (losses)		14		0
Consolidated carrying amount		0		500			0
Operating income		2,472		3,537
Profit (loss)		(628)		(578)
Other comprehensive income		0		0
Total comprehensive income		(628)		(578)
Dividends		₩ 0		₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate	[2]	The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
SY Auto Capital Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		₩ 89,948		₩ 79,845
Total liabilities		58,812		51,071
Share capital		20,000		20,000
Equity		31,136		28,774
Share of net asset amount		15,257		14,099
Unrealized gains (losses)		(4,585)		(6,029)
Consolidated carrying amount		10,672		8,070			5,693
Operating income		16,525		15,783
Profit (loss)		2,729		2,490
Other comprehensive income		(151)		(27)
Total comprehensive income		2,578		2,463
Dividends		₩ 0		₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate	[2]	The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
Incheon Bridge Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		₩ 617,560		₩ 646,811
Total liabilities		728,896		754,900
Share capital		61,096		61,096
Equity		(111,336)		(108,089)
Share of net asset amount		(16,689)		(16,202)
Unrealized gains (losses)		16,689		16,202
Consolidated carrying amount				0			728
Operating income		94,373		90,691
Profit (loss)		(2,757)		(8,719)
Other comprehensive income		0		0
Total comprehensive income		₩ (2,757)		(8,719)
Dividends				₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate	[2]	The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
Big Dipper Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		₩ 723		₩ 1,138
Total liabilities		157		30
Share capital		1,500		1,500
Equity		566		1,108
Share of net asset amount		166		325
Unrealized gains (losses)		114		115
Consolidated carrying amount		280		440			0
Operating income		441		140
Profit (loss)		(543)		(392)
Other comprehensive income		0		0
Total comprehensive income		(543)		(392)
Dividends		₩ 0		₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate	[2]	The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
Builton Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		₩ 1,908		₩ 1,418
Total liabilities		1,604		808
Share capital		325		321
Equity		304		610
Share of net asset amount		67		800
Unrealized gains (losses)		237		0
Consolidated carrying amount		304		800			0
Operating income		1,867		1,433
Profit (loss)		(287)		58
Other comprehensive income		0		0
Total comprehensive income		(287)		58
Dividends		₩ 0		₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate	[2]	The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
A-PRO Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		₩ 29,438		₩ 8,692
Total liabilities		18,099		5,681
Share capital		1,713		43
Equity		11,339		3,011
Share of net asset amount		1,554		1,500
Unrealized gains (losses)		(151)		0
Consolidated carrying amount		1,403		1,500			0
Operating income		47,926		12,226
Profit (loss)		2,015		661
Other comprehensive income		0		0
Total comprehensive income		2,015		661
Dividends		₩ 0		₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate	[2]	The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
Inno Lending Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets				₩ 1,184
Total liabilities				28
Share capital				2,000
Equity				1,156
Share of net asset amount				230
Unrealized gains (losses)				0
Consolidated carrying amount		₩ 0		230			378
Operating income				(751)
Profit (loss)				(749)
Other comprehensive income				0
Total comprehensive income				(749)
Dividends		0		₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate	[2]			The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
Paycoms Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		2,126		₩ 1,898
Total liabilities		1,520		1,374
Share capital		855		810
Equity		606		524
Share of net asset amount		71		800
Unrealized gains (losses)		32		0
Consolidated carrying amount		103		800			0
Operating income		686		303
Profit (loss)		(409)		(170)
Other comprehensive income		0		0
Total comprehensive income		(409)		(170)
Dividends		₩ 0		₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate	[2]	The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
Food Factory Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		₩ 4,096		₩ 3,501
Total liabilities		3,168		3,552
Share capital		450		0
Equity		928		(51)
Share of net asset amount		206		1,000
Unrealized gains (losses)		722		0
Consolidated carrying amount		928		1,000			0
Operating income		4,753		3,324
Profit (loss)		412		(1,036)
Other comprehensive income		0		0
Total comprehensive income		412		(1,036)
Dividends		₩ 0		₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate	[2]	The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
KB IGen Private Equity Fund No.1
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		₩ 148		₩ 7,666
Total liabilities		8		9
Share capital		170		11,230
Equity		140		7,657
Share of net asset amount		0		3
Unrealized gains (losses)		0		0
Consolidated carrying amount		0		3			10
Operating income		0		0
Profit (loss)		3,693		172
Other comprehensive income		0		0
Total comprehensive income		3,693		172
Dividends		₩ 0		₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate	[2]	The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
KB No.8 Special Purpose Acquisition Company
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets				₩ 22,920
Total liabilities				2,369
Share capital				1,031
Equity				20,551
Share of net asset amount				20
Unrealized gains (losses)				0
Consolidated carrying amount		₩ 0		20			19
Operating income				0
Profit (loss)				73
Other comprehensive income				0
Total comprehensive income				73
Dividends		0		₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate	[2]			The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
KB No.9 Special Purpose Acquisition Company
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		30,288		₩ 29,963
Total liabilities		2,629		2,566
Share capital		1,382		1,382
Equity		27,659		27,397
Share of net asset amount		31		31
Unrealized gains (losses)		0		0
Consolidated carrying amount		31		31			31
Operating income		0		0
Profit (loss)		262		223
Other comprehensive income		0		0
Total comprehensive income		262		223
Dividends		₩ 0		₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate	[2]	The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
KB No.10 Special Purpose Acquisition Company
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		₩ 11,960		₩ 11,858
Total liabilities		1,704		1,675
Share capital		521		521
Equity		10,256		10,183
Share of net asset amount		20		20
Unrealized gains (losses)		0		0
Consolidated carrying amount		20		20			20
Operating income		0		0
Profit (loss)		73		29
Other comprehensive income		0		0
Total comprehensive income		73		29
Dividends		₩ 0		₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate	[2]	The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
KB No.11 Special Purpose Acquisition Company
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		₩ 6,807		₩ 6,730
Total liabilities		742		717
Share capital		321		321
Equity		6,065		6,013
Share of net asset amount		19		19
Unrealized gains (losses)		0		0
Consolidated carrying amount		19		19			13
Operating income		0		0
Profit (loss)		218		(262)
Other comprehensive income		0		0
Total comprehensive income		218		(262)
Dividends		₩ 0		₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate	[2]	The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
KB Private Equity Fund III
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		₩ 49,924		₩ 50,357
Total liabilities		5		0
Share capital		51,000		51,000
Equity		49,919		50,357
Share of net asset amount		7,830		7,899
Unrealized gains (losses)		0		0
Consolidated carrying amount		7,830		7,899			8,000
Operating income		0		0
Profit (loss)		(438)		(545)
Other comprehensive income		0		0
Total comprehensive income		(438)		(545)
Dividends		₩ 0		₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate	[2]	The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
Korea Credit Bureau Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		₩ 88,797		₩ 75,504
Total liabilities		22,788		19,323
Share capital		10,000		10,000
Equity		66,009		56,181
Share of net asset amount		5,941		5,056
Unrealized gains (losses)		0		0
Consolidated carrying amount		5,941		5,056			4,853
Operating income		78,018		68,750
Profit (loss)		9,901		3,580
Other comprehensive income		0		0
Total comprehensive income		9,901		3,580
Dividends		₩ 112		₩ 149
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate	[2]	The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
KoFC KBIC Frontier Champ 2010-5(PEF)
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		₩ 469		₩ 15,017
Total liabilities		3		3
Share capital		300		12,970
Equity		466		15,014
Share of net asset amount		233		7,506
Unrealized gains (losses)		0		(386)
Consolidated carrying amount		233		7,120			24,719
Operating income		1,460		2,728
Profit (loss)		1,453		(294)
Other comprehensive income		0		142
Total comprehensive income		1,453		(152)
Dividends		₩ 999		₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate	[2]	The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
KoFC POSCO HANHWA KB Shared Growth Private Equity Fund No. 2
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		₩ 59,464		₩ 70,166
Total liabilities		1,061		1,315
Share capital		51,880		51,880
Equity		58,403		68,851
Share of net asset amount		14,601		17,213
Unrealized gains (losses)		0		0
Consolidated carrying amount		14,601		17,213			24,789
Operating income		2,401		21,916
Profit (loss)		(12,313)		8,624
Other comprehensive income		0		129
Total comprehensive income		(12,313)		8,753
Dividends		₩ 0		₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate	[2]	The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
Keystone-Hyundai Securities No. 1 Private Equity Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		₩ 177,024		₩ 170,155
Total liabilities		151,862		133,034
Share capital		34,114		34,114
Equity		25,162		37,121
Share of net asset amount		1,581		1,761
Unrealized gains (losses)		0		0
Consolidated carrying amount		1,581		1,761			1,850
Operating income		15,507		5,391
Profit (loss)		(3,194)		(1,507)
Other comprehensive income		0		0
Total comprehensive income		(3,194)		(1,507)
Dividends		₩ 0		₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate	[2]	The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
POSCO-KB Shipbuilding Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		₩ 14,287		₩ 7,752
Total liabilities		4		247
Share capital		16,000		8,000
Equity		14,283		7,505
Share of net asset amount		4,463		2,345
Unrealized gains (losses)		0		0
Consolidated carrying amount		4,463		2,345			0
Operating income		160		23
Profit (loss)		(1,222)		(495)
Other comprehensive income		0		0
Total comprehensive income		(1,222)		(495)
Dividends		₩ 0		₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate	[2]	The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
Hyundai Tongyang Agrifood Private Equity Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets				₩ 2,466
Total liabilities				339
Share capital				320
Equity				2,127
Share of net asset amount				543
Unrealized gains (losses)				0
Consolidated carrying amount		₩ 0		543			3,957
Operating income				4,159
Profit (loss)				3,231
Other comprehensive income				0
Total comprehensive income				3,231
Dividends		469		₩ 407
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate	[2]			The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
GH Real Estate I LP
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		41,206
Total liabilities		190
Share capital		42,093
Equity		41,016
Share of net asset amount		17,252
Unrealized gains (losses)		0
Consolidated carrying amount		17,252
Operating income		4,293
Profit (loss)		3,089
Other comprehensive income		(307)
Total comprehensive income		2,782
Dividends		₩ 1,595
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate	[2]	The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
UNION Media Commerce Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		₩ 3,318
Total liabilities		0
Share capital		3,450
Equity		3,318
Share of net asset amount		962
Unrealized gains (losses)		0
Consolidated carrying amount		962
Operating income		0
Profit (loss)		(132)
Other comprehensive income		0
Total comprehensive income		(132)
Dividends		₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate	[2]	The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
KB Insurance Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Consolidated carrying amount				₩ 0			1,392,194
Dividends				15,884
KBIC Private Equity Fund No 3
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Consolidated carrying amount				0			2,396
Dividends				0
IMM Investment 5th PRIVATE EQUITY FUND
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Consolidated carrying amount				0			9,999
Dividends				0
isMedia Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Consolidated carrying amount				0			3,978
Dividends				0
KB-KDBC New Technology Business Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		₩ 22,492		7,503
Total liabilities		602		45
Share capital		22,500		7,500
Equity		21,890		7,458
Share of net asset amount		14,594		4,972
Unrealized gains (losses)		0		0
Consolidated carrying amount		14,594		4,972			₩ 0
Operating income		39		3
Profit (loss)		(568)		(42)
Other comprehensive income		0		0
Total comprehensive income		(568)		(42)
Dividends		₩ 0		₩ 0
Description of basis of preparation of summarised financial information of associate	[2]	The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
KBTS Technology Venture Private Equity Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		₩ 24,810
Total liabilities		208
Share capital		25,400
Equity		24,602
Share of net asset amount		13,777
Unrealized gains (losses)		0
Consolidated carrying amount		13,777
Operating income		0
Profit (loss)		(798)
Other comprehensive income		0
Total comprehensive income		(798)
Dividends		₩ 0
Description of basis of preparation of summarised financial information of associate	[2]	The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		₩ 18,820
Total liabilities		181
Share capital		18,800
Equity		18,639
Share of net asset amount		7,930
Unrealized gains (losses)		0
Consolidated carrying amount		7,930
Operating income		20
Profit (loss)		(161)
Other comprehensive income		0
Total comprehensive income		(161)
Dividends		₩ 0
Description of basis of preparation of summarised financial information of associate	[2]	The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
KB-SJ Tourism Venture Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets		₩ 7,484
Total liabilities		2
Share capital		8,100
Equity		7,482
Share of net asset amount		1,386
Unrealized gains (losses)		0
Consolidated carrying amount		1,386
Operating income		0
Profit (loss)		(618)
Other comprehensive income		0
Total comprehensive income		(618)
Dividends		₩ 0
Description of basis of preparation of summarised financial information of associate		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.

[1]	The consolidated statement of financial position as of December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives as of December 31, 2017 has not been restated.
[2]	The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
[3]	The amounts of goodwill on PT Bank Bukopin TBK is KRW 4,101 million.